LEASE LIABILITIES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
LEASE LIABILITIES

16.	LEASE LIABILITIES

The following table presents lease obligations for the Group for the period ended September 30, 2025 and March 31, 2025.

Leased properties
HK$
Balance March 31, 2024	384,560
Imputed interest	16,621
Lease payments	(231,600)
Balance March 31, 2025	169,581
Imputed interest	3,563
Lease payments	(115,800)
Balance September 30, 2025 (Unaudited)	57,344
Less: Current portion (Unaudited)	(57,344)
Non-current lease liabilities (Unaudited)	-

The weighted average incremental borrowing rates applied to lease liabilities at 5.95% (March 31, 2025: 5.95%).